CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (398.0)	$ (19.7)
Adjustments for:
Finance costs	13.4	7.7
Depreciation expense	276.6	266.2
Impairment charges, net of reversal	287.8	0.0
Impairment of investment in Sadiola	9.4	0.0
Derivative gain	(18.6)	(1.8)
Income taxes	30.4	38.0
Interest income	(12.6)	(13.3)
Share of net loss (earnings) from investments in associates and incorporated joint ventures, net of income taxes	26.1	(11.6)
Other non-cash items	3.4	46.1
Adjustments for cash items:
Proceeds from gold prepayment	169.8	0.0
Dividends from related parties	2.1	2.1
Settlement of derivatives	1.5	10.9
Disbursements related to asset retirement obligations	(0.3)	(1.1)
Other	(0.7)	0.0
Movements in non-cash working capital items and non-current ore stockpiles	(4.5)	(97.6)
Cash from operating activities, before income taxes paid	413.2	233.3
Income taxes paid	(47.9)	(38.9)
Net cash from operating activities	363.0	191.1
Investing activities related to open mines
Capital expenditures for property, plant and equipment	(248.1)	(257.2)
Capitalized borrowing costs	(23.0)	(28.1)
Disposal of short-term investments (net)	112.3	4.8
Capital expenditures for exploration and evaluation assets	(3.3)	(42.5)
Net proceeds from sale of a 30% interest in the Côté Gold Project	0.0	92.1
Interest received	12.5	12.6
Acquisition of Saramacca exploration and evaluation assets	0.0	(8.2)
Increase (decrease) in restricted cash	(3.5)	1.1
Purchase of additional common shares of associate	(5.0)	0.0
Other investing activities	8.3	0.5
Net cash used in investing activities	(149.8)	(224.9)
Financing activities related to open mines
Interest paid	(7.5)	(0.7)
Payment of lease obligations	(6.8)	(1.2)
Dividends paid to non-controlling interests	(1.9)	(3.7)
Proceeds from Equipment Loan	23.3	0.0
Repayment of Equipment Loan	(2.3)	0.0
Other financing activities	(3.1)	(3.7)
Net cash from (used in) financing activities	0.8	(10.5)
Effects of exchange rate fluctuation on cash and cash equivalents	1.5	(4.7)
Increase (decrease) in cash and cash equivalents	215.5	(49.0)
Cash and cash equivalents, beginning of the year	615.1	664.1
Cash and cash equivalents, end of the year	830.6	615.1
Closed Mines
Operating activities
Net loss	27.4	7.4
Adjustments for:
Finance costs	1.0	1.1
Share of net loss (earnings) from investments in associates and incorporated joint ventures, net of income taxes	(0.1)	(1.0)
Adjustments for cash items:
Disbursements related to asset retirement obligations	21.0	7.3
Other	0.0	0.2
Net cash from operating activities	(2.3)	(3.3)
Investing activities related to open mines
Net cash used in investing activities	0.0	0.0
Financing activities related to open mines
Net cash from (used in) financing activities	(0.9)	(1.2)
Open Mines
Operating activities
Net loss	(370.6)	(12.3)
Adjustments for cash items:
Net cash from operating activities	365.3	194.4
Investing activities related to open mines
Net cash used in investing activities	(149.8)	(224.9)
Financing activities related to open mines
Net cash from (used in) financing activities	$ 1.7	$ (9.3)